Document and Entity Information	Sep. 10, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001564618
Document Type	8-K
Document Period End Date	Sep. 10, 2020
Entity Registrant Name	Independent Bank Group, Inc.
Entity Incorporation State Country Code	TX
Entity File Number	001-35854
Entity Tax Identification Number	13-4219346
Entity Address, Address Line One	7777 Henneman Way
Entity Address, City or Town	McKinney
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75070-1711
City Area Code	(972)
Local Phone Number	562-9004
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	IBTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false